10. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Rent expense	$ 14,382	$ 29,512	$ 28,762	$ 49,240	$ 73,752	$ 15,759
Deferred rent	$ 24,355		$ 24,355		$ 25,381	$ 2,267